Operating Costs - Information about staff costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Aggregate remuneration
Wages and salaries	£ 1,272	£ 1,330	£ 1,236
Share-based incentive plans	40	34	28
Employer's social security	95	93	85
Employer's pension
- defined benefit plans	73	95	99
- defined contribution plans	18	17	16
Other post employment plans	11	14	11
Staff costs	£ 1,509	£ 1,583	£ 1,475